Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Mid Cap Value Fund

The following information replaces the existing tables for Deutsche Mid Cap Value Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information and is provided as of December 31, 2015:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Richard Hanlon	$0	$0
Mary Schafer	$50,001 - $100,000	$100,001 - $500,000
Matthew Cino	$0	$1 - $10,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Richard Hanlon	0	$0	0	$0
Mary Schafer	0	$0	0	$0
Matthew Cino	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Richard Hanlon	0	$0	0	$0
Mary Schafer	0	$0	0	$0
Matthew Cino	0	$0	0	$0

March 30, 2016

SAISTKR-250

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Richard Hanlon	0	$0	0	$0
Mary Schafer	0	$0	0	$0
Matthew Cino	0	$0	0	$0

Please Retain This Supplement for Future Reference